UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FNMA Coll. — Federal National Mortgage Association Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (137.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.1%)

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	BBB	$750,000	$845,618

			845,618
Arizona (3.4%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	3,025,000	3,137,984

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BBB+/P	380,000	380,737

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,500,000	1,598,580

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,264,868

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,400,000	2,848,247

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	1,000,000	1,107,390

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	800,000	847,888
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,545,660

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	500,000	557,825

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/31	Aa1	3,000,000	3,598,050

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	500,000	502,520

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,000,000	1,167,650

			19,557,399
California (25.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/32	BBB	550,000	603,592

ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC, zero %, 8/1/20	Aa3	1,500,000	1,186,965

Alameda, Corridor Trans. Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 10/1/29(FWC)	AA-	1,250,000	1,481,538

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	2,500,000	2,815,950

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	687,100

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	2,000,000	2,085,860
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,615,140
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	965,211

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	Baa2	5,000,000	4,832,250
Ser. K, 4 5/8s, 8/1/26	Baa2	2,500,000	2,454,475

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,800,000	1,901,214

CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,837,470
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,744,075

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	850,000	915,918

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	1,000,000	1,078,860

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	12,000,000	15,049,320
5 1/2s, 3/1/40	A1	7,450,000	8,779,377
5s, 4/1/42	A1	4,000,000	4,536,760
5s, 10/1/29	A1	4,000,000	4,622,760

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	1,000,000	1,238,890
Ser. A-1, 6s, 3/1/35	A2	1,600,000	1,928,672
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,575,000	1,712,387
(Capital Projects), Ser. A, 5s, 4/1/29	A2	2,000,000	2,304,240

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	5,250,000	5,266,695

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	2,204,480

CA Statewide Cmnty., Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	2,485,000	2,629,329

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	775,000	776,023

Chula Vista COP, NATL, 5s, 8/1/32	A1	4,000,000	4,045,440

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa3	1,915,000	2,096,887

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	2,250,000	2,550,758

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, zero %, 1/1/28 (Escrowed to maturity)	Aaa	10,000,000	6,724,600

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded 6/1/13)	Aaa	555,000	565,917
Ser. A-1, 5s, 6/1/33	B3	1,050,000	988,607
Ser. S-B, zero %, 6/1/47	CCC+	6,000,000	495,480

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	3,500,000	3,952,025

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	600,000	654,180

M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A-	3,000,000	4,120,020

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	6,000,000	7,127,159

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	905,418

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P, 5s, 5/1/26	A+	4,000,000	4,568,320

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,476,122

Sacramento Cnty., Arpt. Syst. Rev. Bonds, 5s, 7/1/40	A	1,350,000	1,488,456

Sacramento, Special Tax Bonds (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/20	BB+/P	1,195,000	1,212,089

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BB+/P	1,180,000	1,184,732
5s, 9/1/18	BB+/P	1,030,000	1,047,397

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox)
5s, 3/1/42	A2	2,110,000	2,310,070
5s, 3/1/20	A2	500,000	593,020

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	Baa2	3,795,000	4,072,794

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	3,750,000	4,132,050

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa2	5,000,000	1,344,650
zero %, 7/1/38	Aa2	5,000,000	1,502,100

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/28	A1	575,000	666,161

San Juan, Unified School Dist. G.O. Bonds, AGM, zero %, 8/1/19	Aa2	1,000,000	836,520

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A, 5s, 12/1/35	A+	150,000	167,765

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	540,000	540,880

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 7/8s, 1/1/29	A+	1,585,000	1,874,104

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	4,000,000	4,316,720

			147,814,992
Colorado (1.3%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	348,764
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	1,650,000	1,813,647
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	913,937
(Covenant Retirement Cmntys.), Ser. A, 5s, 12/1/27	BBB-	1,100,000	1,199,769

CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-3, Class III, 5 1/4s, 5/1/33	A2	1,140,000	1,167,850

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A, 5s, 11/15/28	A1	550,000	624,124

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,250,000	1,351,613

Lower CO River Auth. Rev. Bonds, U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	A1	50,000	56,071

			7,475,775
Delaware (0.4%)

DE St. Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,100,000	1,243,594

DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.), Ser. B, zero %, 1/1/40	A3	6,930,000	1,337,975

			2,581,569
District of Columbia (1.9%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	3,000,000	3,635,940

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/34	A+	1,000,000	1,156,910

DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, NATL, 5s, 10/1/28 (Prerefunded 10/1/13)	AA	3,000,000	3,094,079

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	2,187,840
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	980,389

			11,055,158
Florida (5.3%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	3,000,000	3,742,380

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. Q-2, 5s, 10/1/32	A1	1,100,000	1,239,920

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	2,509,025

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	1,000,000	1,191,720

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	1,700,000	1,888,666

Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s, 6/1/46	A-	4,200,000	4,486,901

Jacksonville, Port Auth. Rev. Bonds, 5s, 11/1/38	A2	600,000	648,468

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	356,028

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,500,000	2,822,450

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/40	Aa3	1,500,000	1,640,400

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	3,411,450
Ser. A, 5s, 10/1/29	A2	1,000,000	1,128,080

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A3	1,000,000	1,089,590

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	1,000,000	1,117,770

South Bay, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. B-1, 5 1/8s, 11/1/13 (In default)(NON)	D/P	2,025,000	688,500

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	1,500,000	1,588,965

Tampa-Hillsborough Cnty., Expressway Auth. Rev. Bonds, Ser. A, 5s, 7/1/28	A3	760,000	890,538

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	440,000	440,273

			30,881,124
Georgia (3.2%)

Atlanta, Arpt. Rev. Bonds
Ser. C, 5 7/8s, 1/1/24	A1	500,000	630,585
(Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	1,250,000	1,411,500

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	4,500,000	5,527,845

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	1,350,000	1,495,962

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. B, 5 1/4s, 2/15/45	A+	7,500,000	8,203,799

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	1,400,000	1,512,392

			18,782,083
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA-	300,000	336,849

			336,849
Illinois (7.9%)

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	4,000,000	4,689,040
Ser. A, 5 5/8s, 1/1/35	A2	1,000,000	1,178,870
(Gen. Sr. Lien), Ser. B, 5s, 1/1/27	A2	2,000,000	2,234,260
(Passenger Fac. Charge), Ser. B, 5s, 1/1/24	A2	2,500,000	2,850,400

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A, NATL, zero %, 1/1/24	Aa2	1,600,000	1,073,856

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	2,500,000	3,006,650
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A2	1,490,000	1,797,983
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,719,548
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	3,000,000	3,358,110
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	A2	3,775,000	4,193,798

IL State G.O. Bonds
5s, 3/1/34	A2	750,000	827,580
5s, 8/1/21	A2	750,000	873,893

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	813,947

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,385,590
zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	121,865
zero %, 12/1/20	AA+	1,495,000	1,207,407
zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	134,831

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AAA	15,000,000	7,003,499

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	4,150,000	5,053,870

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL
zero %, 4/1/25	A2	1,870,000	1,088,714
zero %, 4/1/21	A2	1,880,000	1,361,064

			45,974,775
Indiana (1.8%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A2	180,000	213,664

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	BB	500,000	527,170
(BHI Sr. Living), 5 3/4s, 11/15/41	A-/F	1,000,000	1,118,980
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	A2	4,000,000	4,326,719

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,375,000	1,558,054
NATL, 5.6s, 11/1/16	Baa2	1,550,000	1,736,915

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO, 5 3/4s, 10/1/28	AA-	1,000,000	1,232,570

			10,714,072
Kentucky (0.1%)

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	290,000	316,146

			316,146
Louisiana (1.3%)

Lafayette, Util. Rev. Bonds, 5s, 11/1/28	A1	3,000,000	3,519,930

Stadium & Exposition Dist. Rev. Bonds, Ser. A, 5s, 7/1/36	A3	3,500,000	3,957,730

			7,477,660
Maine (0.3%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	1,950,000	1,949,864

			1,949,864
Maryland (0.2%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	650,000	796,192

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	530,775

			1,326,967
Massachusetts (6.3%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	2,500,000	2,771,850

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	707,762
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	960,369	836,616
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	823,973
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	51,190	34,526
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,237,140
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	4,000,000	4,319,239
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	254,614	3,646

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36	A-	1,000,000	1,055,930

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42	A-	1,500,000	1,842,165

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,520,955
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	444,779	445
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	1,175,000	1,339,958
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,669,365
(Springfield College), 5 5/8s, 10/15/40	Baa1	550,000	608,806
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A3	700,000	816,683
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,634,930

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,603,770
Ser. 162, FNMA Coll, FHLMC Coll., 2 3/4s, 12/1/41	Aa2	1,000,000	1,045,730

MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13 (Escrowed to maturity)	Aaa	600,000	630,960

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	2,855,000	3,118,458

Metro. Boston Trans. Pkg. Corp. Rev. Bonds, 5s, 7/1/41	A1	2,590,000	2,898,728

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds (Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,500,000	2,933,350

			36,454,985
Michigan (7.1%)

Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	B	1,435,000	1,260,963
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	1,300,000	1,193,595

Detroit, Rev. Bonds, Ser. A, NATL, FGIC, 5s, 7/1/30	A+	4,505,000	4,515,407

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6s, 5/1/29	Aa2	1,000,000	1,206,510

Detroit, Wtr. & Swr. Dept. Rev. Bonds, Ser. A, 5s, 7/1/32	A+	1,200,000	1,287,420

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,425,000	1,655,166

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	500,000	585,655

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/45	AA+	4,000,000	4,479,679

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3	1,765,000	2,025,496

MI Fin. Auth. Rev. Bonds
(Revolving Fund-Clean Water), 5s, 10/1/31	AAA	1,500,000	1,794,285
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	1,000,000	1,131,070

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	1,900,000	2,113,313

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,870,700
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A2	2,000,000	2,270,600
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	4,500,000	4,772,880
(Sparrow Hosp.), 5s, 11/15/31	A1	1,350,000	1,441,989

MI State Strategic Fund Ltd. Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 6/2/14	Baa2	100,000	107,645

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5 1/2s, 6/1/47(FWC)	BB+/F	675,000	680,326
5 1/4s, 6/1/32(FWC)	BB+/F	320,000	322,557

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	2,084,792

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	575,000	554,202

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	BBB	750,000	808,358

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,312,980

			41,475,588
Minnesota (1.0%)

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	1,063,028

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	3,500,000	3,683,120

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,150,000	1,243,472

			5,989,620
Mississippi (1.2%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,330,000	2,335,732

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	2,250,000	2,448,089

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	2,307,860

			7,091,681
Montana (0.4%)

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.12s, 12/1/25	VMIG1	2,290,000	2,290,000

			2,290,000
Nebraska (0.9%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	B2	3,000,000	3,387,060

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	A-/F	925,000	1,023,106

NE Pub. Pwr. Dist. Rev. Bonds, Ser. C, 5s, 1/1/25	A1	500,000	572,515

			4,982,681
Nevada (8.4%)

Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33(T)	AA+	32,290,000	36,766,515

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, NATL, FGIC, 5 1/8s, 7/1/26	A1	5,105,000	5,362,803

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151), 5s, 8/1/25	BB-/P	2,050,000	1,660,623

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	Baa1	3,000,000	3,074,189

Henderson G.O. Bonds (Ltd. Tax -Swr.), NATL, FGIC, 5s, 6/1/29	Aa2	1,000,000	1,056,720

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P	595,000	598,683

			48,519,533
New Hampshire (0.5%)

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.12s, 7/1/33	VMIG1	2,790,000	2,790,000

			2,790,000
New Jersey (7.1%)

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	3,190,358
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	2,500,000	2,686,800
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	5,235,400

NJ State Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 3/4s, 6/15/29 (Prerefunded 6/15/14)	Aaa	5,000,000	5,373,400
5s, 6/15/26	Baa1	500,000	573,160
(Middlesex Wtr. Co., Inc.), Ser. A, 5s, 10/1/23	A	1,000,000	1,209,650

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	3,900,000	4,274,282
Ser. B, 5.6s, 11/1/34	A2	500,000	572,795

NJ State Edl. Fac. Auth. Rev. Bonds
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,500,000	1,582,290
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/37	Baa2	1,000,000	1,064,120
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2	500,000	540,295

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,774,175

NJ State Tpk. Auth. Rev. Bonds, Ser. B, 5s, 1/1/19	A+	750,000	897,345

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, zero %, 12/15/30	A1	13,000,000	6,091,020

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34	B2	3,000,000	2,681,250

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	2,300,000	2,560,636

			41,306,976
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-	1,460,000	1,555,820

			1,555,820
New York (9.8%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	320,000	341,910

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	A2	2,000,000	2,273,500
5s, 11/15/29	A2	3,000,000	3,524,520

NY City, G.O. Bonds, Ser. F, 5s, 8/1/30	Aa2	3,320,000	3,914,214

NY City, Indl. Dev. Agcy. Special Fac. FRB (American Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25 (In default)(NON)	D/P	2,000,000	2,284,620

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	700,000	700,980

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. bonds 5s, 6/15/31(T)	AA+	10,000,000	11,901,031

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. GG, 5s, 6/15/43	AA+	2,000,000	2,252,820

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. D-1, 5s, 11/1/32	AAA	3,000,000	3,562,049

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,500,000	1,506,390

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5s, 7/1/35	Aa2	1,000,000	1,152,400

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	2,300,000	2,548,630

NY State Dorm. Auth.Ser. C Rev bonds 5s, 3/15/31(T)	AAA	5,000,000	5,861,371

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	6,000,000	6,019,500

NY State, Dorm. Auth. Rev. Bonds (School Dists. Fin. Program), Ser. H, 5s, 10/1/21	Aa3	650,000	788,717

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	BBB	6,000,000	6,014,160

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/13) (IESI Corp.), 6 5/8s, 10/1/35	BB-	670,000	674,536

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	1,385,000	1,526,755

			56,848,103
North Carolina (1.6%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	1,000,000	1,251,290

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	876,444
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	1,056,730

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	800,000	908,216

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. B, 5s, 1/1/28	A2	1,400,000	1,648,486

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 1/2s, 10/1/34	A3	3,000,000	3,431,819

			9,172,985
North Dakota (0.3%)

ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.), Ser. B, 4.8s, 7/1/37	Aa1	1,620,000	1,644,057

			1,644,057
Ohio (7.6%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, 5 1/4s, 2/15/43	A1	1,000,000	1,101,330
(Prairie Street Energy Campus), Ser. A, 5 1/4s, 2/15/33	AA-	5,000,000	5,600,650

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	9,000,000	8,036,010
5 1/8s, 6/1/24	B3	2,050,000	1,899,182

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/29	A-	500,000	570,080

Cleveland, Wtr. Rev. Bonds (2nd Lien), Ser. A, 5s, 1/1/27	Aa2	1,000,000	1,191,430

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	2,500,000	2,643,125

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38 (In default)(NON)	D/P	644,000	386,400

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	2,000,000	2,281,600

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	3,100,000	3,440,380

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	2,000,000	2,328,320

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	5,000,000	5,383,950

OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	3,000,000	3,369,240

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	4,660,000	5,090,723

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	625,000	677,644

			44,000,064
Oklahoma (0.3%)

OK State Tpk. Auth. VRDN, Ser. E, 0.12s, 1/1/28	VMIG1	1,500,000	1,500,000

			1,500,000
Oregon (0.9%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	2,585,000	2,747,519

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BBB/F	1,040,000	1,109,524

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	1,250,000	1,481,738

			5,338,781
Pennsylvania (5.0%)

Allegheny Cnty., G.O. Bonds, Ser. C-69, 5s, 12/1/25	A1	1,000,000	1,165,310

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/35	Baa2	400,000	436,432
5s, 5/1/32	Baa2	1,350,000	1,495,112

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB	1,000,000	1,095,130

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	1,071,639
5.3s, 1/1/14	BB/P	710,000	717,824

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes), Ser. A, 5s, 1/1/17	BBB+	1,080,000	1,133,654

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5s, 7/1/21	A2	600,000	724,692

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5s, 1/1/40	A3	1,200,000	1,314,936

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	725,000	784,443

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,092,030

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,122,590

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,338,313

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	1,000,000	1,102,860

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB-	500,000	531,960
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	763,598
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	3,285,570
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,351,093
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	922,703

PA State, Higher Edl. Facs. Auth. Rev. Bonds (Temple U.), Ser. 1, 5s, 4/1/26	Aa3	750,000	901,208

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	3,128,619

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13 (In default)(NON)	D/P	1,462,206	146

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA-	1,225,000	1,354,470

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6 1/2s, 1/1/38	Baa3	550,000	617,436
5s, 1/1/27	Baa3	650,000	709,378

			29,161,146
Puerto Rico (4.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	BBB	5,000,000	5,498,500
Ser. B, 6s, 7/1/39	BBB	5,000,000	5,268,100
Ser. C, 6s, 7/1/39	BBB	2,500,000	2,634,050

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	BBB+	3,000,000	3,030,990

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA-2, 5.3s, 7/1/35	BBB+	875,000	883,488

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	BBB	1,750,000	1,896,020

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/30	A+	17,000,000	6,570,669

			25,781,817
Rhode Island (—%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	Ba1	200,000	206,010

			206,010
South Carolina (0.5%)

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	2,445,000	2,512,286
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	305,000	313,394

			2,825,680
South Dakota (0.4%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	A3	2,450,000	2,527,151

			2,527,151
Tennessee (0.7%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	4,109,916

			4,109,916
Texas (14.7%)

Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Bonds (Sears Methodist Retirement), 6s, 11/15/29 (In default)(NON)	D/P	814,000	533,626

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 4.85s, 4/1/21	Baa1	3,250,000	3,496,643

Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	458,928

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC), 5s, 3/1/41	Ca	500,000	53,850

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	2,850,000	3,234,465

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	4,271,680

Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s, 12/1/33(T)	AA+	30,000,000	35,045,346

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	1,500,000	1,740,510

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	1,750,000	1,913,748

Lower CO River Auth. Rev. Bonds
5 3/4s, 5/15/37	A1	215,000	232,009
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded, 5/15/15)	A1	2,135,000	2,394,232

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,500,000	1,599,255

North TX, Thruway Auth. Rev. Bonds
Ser. B, zero %, 9/1/43	AA	2,000,000	335,560
Ser. D, AGO, zero %, 1/1/28	AA-	7,800,000	4,431,024

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,300,000	1,511,406
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	2,214,460
(1st Tier), Ser. C, 1.95s, 1/1/38	A2	3,000,000	3,020,040

(1st Tier), Ser. I, stepped-coupon zero %, (6.5s, 1/1/15) 2043(STP)	A2	4,000,000	4,454,679

Sam Rayburn, Muni. Pwr. Agcy. Rev. Bonds, 5s, 10/1/21	BBB+	500,000	598,885

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.15s, 11/15/33	VMIG1	4,000,000	4,000,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,100,000	1,154,307

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5s, 12/15/15	A-	3,000,000	3,310,710

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/31	A3	1,500,000	1,639,080

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier)
Ser. A, 5s, 8/15/41	A-	2,500,000	2,765,275
Ser. B, 1 1/4s, 8/15/42	A-	1,000,000	1,004,800

			85,414,518
Utah (0.3%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,700,000	1,705,202

			1,705,202
Virginia (0.6%)

Route 460 Funding Corp. Toll Rd. Rev. Bonds (Sr. Lien), Ser. A, 5 1/8s, 7/1/49	Baa3	500,000	548,370

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	2,100,000	2,651,670

			3,200,040
Washington (2.4%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,962,235

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1	900,000	921,231
6 1/2s, 6/1/26	A3	4,695,000	4,879,420

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3	2,000,000	2,196,860

			13,959,746
West Virginia (0.8%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	BBB	3,450,000	3,651,101

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P	935,000	983,227

			4,634,328
Wisconsin (0.9%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	350,000	385,154

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	3,067,250

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,500,000	1,766,100

			5,218,504
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,263,720

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	1,084,083
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,142,130

			4,489,933
TOTAL INVESTMENTS

Total investments (cost $723,517,554)(b)			$801,284,916

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to ASC 820” represent “Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $580,897,448.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes.
(b)	The aggregate identified cost on a tax basis is $723,576,712, resulting in gross unrealized appreciation and depreciation of $83,675,592 and $5,967,388, respectively, or net unrealized appreciation of $77,708,204.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $54,133,335 to cover certain tender option bonds.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	24.3%
	Health care	23.7
	Transportation	19.9
	Tax bonds	12.9
	State Government	12.8
	Local Government	12.8
	Education	10.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $95,536,498 were held by the TOB trust and served as collateral for $41,403,164 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $52,883 for these investments based on an average interest rate of 0.14%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$801,284,916	$—

Totals by level	$—	$801,284,916	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013